SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of significant non-cash financing and investing transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Mineral properties, plant and equipment changes in closure and reclamation provision	$ (2,845)	$ (9,559)
Additions to right-of-use assets	27,038	48,805
Share units allocated to share capital upon settlement	$ 3,078	2,864
Acquisition of Chesser		45,548
Stock options allocated to share capital upon exercise		$ 96